RETIREMENT-RELATED BENEFITS - ABO in Excess of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 31,416	$ 29,182
Plans with PBO in excess of plan assets, Plan Assets	18,711	16,374
Plans with ABO in excess of plan assets, Benefit Obligation	27,751	28,770
Plans with ABO in excess of plan assets, Plan Assets	15,607	16,272
Plans with assets in excess of PBO, Benefit Obligation	70,139	68,017
Plans with assets in excess of PBO, Plan Assets	$ 74,782	$ 71,051